Preferred Shares Series D (Details) - USD ($) $ / shares in Units, $ in Millions	Sep. 17, 2020	Jul. 14, 2020	May 06, 2020	Apr. 30, 2020	Mar. 23, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 14, 2020	Jul. 12, 2019
Class of Stock [Line Items]
Preferred Shares, Shares Issued						6,858,079	9,355,778
Warrant blocker, ownership not to exceed					5.00%
Series B Preferred Stock
Class of Stock [Line Items]
Convertible Preferred Stock, Terms of Conversion		Series B Preferred Shares (i) are convertible into the Company’s common shares, subject to prior shareholder approval, at a conversion rate equal to $1.00 per share, plus accrued and unpaid dividends, divided by an amount equal to 0.85 multiplied by a 15-day volume weighted average price per common share prior to the date the conversion notice is provided (the “Conversion Rate”), subject to a conversion price floor of $0.80
Preferred Shares, Shares Issued									6,843,778
Preferred shares exchanged									6,500,000
Series E Preferred Stock
Class of Stock [Line Items]
Convertible Preferred Stock, Terms of Conversion	Each Series E Preferred Share has a stated value of $1,000 and is convertible into the Company’s common shares at a conversion price equal to the lower of (i) 70% of the average of the three lowest volume weighted average price of the common stock during the ten trading days immediately preceding, but not including, the conversion date and (ii) $2.00; however, in no event shall the conversion price be lower than $1.00 per share.
Preferred Shares, Shares Issued								3,000
Convertible Preferred Stock, Shares Issued upon Conversion						4,641,418
Preferred shares exchanged						2,699
Series D Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Redemption Price Per Share			$ 0.65
Convertible Preferred Stock, Terms of Conversion			Each shareholder of the Series D Preferred Shares, may, at any time, convert all or any part of the Series D Preferred Shares provided that after such conversion the common shares issuable, together with all the common shares held by the shareholder in the aggregate would not exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company.
Preferred Shares, Shares Issued				1,694,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,694,000
Loans Receivable with Fixed Rates of Interest				$ 1.1
Exercise Price of Warrants				$ 0.92
Warrants and Rights Outstanding, Term				5 years
Warrant blocker, ownership not to exceed				5.00%
Convertible Preferred Stock, Shares Issued upon Conversion						895,000
Preferred shares exchanged						895,000